Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net loss for year	$ 17,513,854	$ (18,184,468)	$ (18,592,981)
Adjustments to reconcile net loss to net cash flows:
Depreciation and accretion	65,157	28,024	8,823
Share-based payments	707,802	553,430	599,117
Finance cost	0	0	8,111
Interest costs	0	0	21,066
Unrealized foreign exchange (gain)/loss	(169,218)	580,902	480,325
Share compensation for services	356,003	350,000	344,470
Impairment/(recovery) of mineral property	(13,708,200)	13,994,970	14,829,267
Impairment of prepaid expenses	51,828	26,234	57,420
Impairment of equipment	0	425,925	159,666
Impairment of receivables	16,304	21,004	61,202
(Loss)/gain on sale of marketable securities	0	91,890	22,810
Loss on sale of equipment	9,795	0	1,681
Debt settlement gain	(7,952,700)	0	752,742
Total adjustments before working capital	(3,109,375)	(2,112,089)	(1,246,281)
Working capital adjustments
Receivables	(196,079)	(22,750)	(4,290)
Prepaid expenses and reclamation deposits	(29,323)	(8,896)	2,496
Accounts payable and accrued liabilities and tax provision	659,264	(482,952)	540,844
Total working capital adjustments	433,862	(514,598)	539,050
Cash used in operating activities	(2,675,513)	(2,626,687)	(707,231)
Investing Activities
Purchase of GIC	0	0	(34,500)
Net (purchases)/proceeds from marketable securities	0	101,550	(40,250)
Purchase of property and equipment	(113,564)	(120,416)	(515,609)
Mineral property acquisition and expenditures	(6,123,401)	(3,609,896)	(1,398,207)
Cash used in investing activities	(6,236,965)	(3,628,762)	(1,988,566)
Financing Activities
Funds borrowed under credit facility	0	0	163,405
Credit facilities paid	0	0	(343,076)
Interest paid	0	0	(21,066)
Lease payments	(36,528)	0	0
Proceeds from share issuance, net of share issue costs	6,237,791	6,096,621	6,864,809
Proceeds from exercise of options	174,250	24,150	50,685
Proceeds from exercise of warrants	250,572	1,338,167	60,000
Cash provided by financing activities	6,626,085	7,458,938	6,774,757
Net increase (decrease) in cash	(2,286,393)	1,203,489	4,078,960
Cash - beginning of year	5,304,097	4,100,608	21,648
Cash - end of year	$ 3,017,704	$ 5,304,097	$ 4,100,608